Consolidated statements of profit or loss - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated statements of profit or loss [Abstract]
Revenue from transportation	$ 2,464,939	$ 2,647,484	$ 3,261,945
Costs and expenses:
Salaries, wages and employee benefits	571,775	639,913	697,317
Leases	622,908	621,990	735,328
Contracted services	545,541	550,287	595,243
Fuel, materials and supplies	317,525	218,960	237,066
Depreciation, amortization and loss from revaluation	562,915	555,244	672,643
Other costs and expenses	22,231	23,232	50,151
Total costs and expenses	2,642,895	2,609,626	2,987,748
Transportation (loss) profit	(177,956)	37,858	274,197
Other income, net (Note 22)	3,217,746	52,870	186,985
Operating income	3,039,790	90,728	461,182
Comprehensive financing cost:
Interest income	24,829	24,719	21,380
Interest expense and other financial costs (Note 23)	(1,210,486)	(869,267)	(800,232)
Exchange (loss) gain, net	(7,822)	(21,359)	15,740
Total comprehensive financing cost	(1,193,479)	(865,907)	(763,112)
Profit (loss) before taxes	1,846,311	(775,179)	(301,930)
Income tax (expense) benefit (Note 24)	(516,732)	268,615	(698,475)
Profit (loss) before discontinued operations	1,329,579	(506,564)	(1,000,405)
Loss on discontinued operations	0	0	(18,465)
Net profit (loss) for the year	1,329,579	(506,564)	(1,018,870)
Attributable to:
Non-controlling interest	1,989	1,480	(2,250)
Controlling interest	$ 1,327,590	$ (508,044)	$ (1,016,620)
Basic and diluted profit (loss) per share (Note 27)
Profit (loss) per share for the year from continuing operations (in pesos per share)	$ 13.012	$ (4.957)	$ (9.790)
Loss per share for the year from discontinued operations (in pesos per share)	0	0	(0.181)
Total profit (loss) per share for the year (in pesos per share)	$ 13.012	$ (4.957)	$ (9.971)
Weighted average number of shares for the year (in shares)	102,182,841	102,182,841	102,182,841